PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
9.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$
Deposits to a hospital*	15,000	15,000	2,383
Prepayments to suppliers**	1,340	1,490	237
Due from suppliers**	26,607	9,661	1,535
Advances to hospitals***	18,110	25,598	4,067
Advances to employees****	3,612	5,987	951
Deferred costs	6,200	6,200	985
Others	4,306	8,313	1,321

	75,175	72,249	11,479
Reserve for unrecoverable deposits	(706)	(10,619)	(1,687)

	74,469	61,630	9,792

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	-	706	112
Provisions for the year	-	706	9,913	1,575
Balance at end of the year	-	706	10,619	1,687

Provisions are charged directly to the statement of operations. The related expense is included in the caption “Asset impairment”.

*	The amount represents an interest-free cash deposit paid to a customer hospital pursuant to the management service contract to which the deposit is repayable at the termination of the service contract (see note 29).

**	Prepayments and amounts due from suppliers represent interest-free payments in connection with purchase contracts the Group enters into for future delivery of supply materials for external sales and returnable deposits of cancelled orders from suppliers respectively. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to order equipment.

***	The amount represents interest-free advances to a hospital. Management has assessed the impact of such advances on revenue recognition at the outset of the arrangement. The risk of loss arising from any failure by hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.

****	The amount represents interest-free advance to hospitals held by the Company’s employees to cover expenses incurred by centers. A formal loan agreement is in place binding the employees as to the uses of advances and terms and conditions of repayment. The risk of loss arising from inadequate or failure of operation of internal process is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Group has not experienced any loss of such advances.